Significant accounting policies (Details)	12 Months Ended
Dec. 31, 2021
Computers, pharmacy equipment, office equipment, furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Method of depreciation	Straight-line
Depreciation rates	20% to 25
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Method of depreciation	Straight-line
Depreciation rates	Term of lease
ReDS Demonstration Units [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Method of depreciation	Straight-line
Depreciation rates	33
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Method of depreciation	Straight-line
Depreciation rates	Term of lease